Common Stock and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
F.	Common Stock and Warrants

Authorized,
Issued, and Outstanding Common Shares

As of
September 30, 2020
 and
December 31, 2019
, the Company had authorized shares of common stock of
250,000,000
shares. Of the authorized shares,
72,514,304
and
36,350,785
shares of common stock were issued and outstanding as of
September 30, 2020
 and
December 31, 2019
, respectively.

As of

September 30, 2020
 and
December 31, 2019
, the Company had reserved authorized shares of common stock for future issuance as follows:

	September 30, 2020	December 31, 2019
Conversion of Deerfield Convertible Note	1,275,971	1,213,606
Conversion of 2021 Notes	—	175,336
Conversion of January 2020 Note	544,599	—
Conversion of December 2019 Notes not subject to the Deerfield Optional Conversion Feature	9,844,933	3,186,770
Outstanding awards under equity incentive plans	5,670,659	5,192,222
Outstanding common stock warrants	2,423,077	2,423,077
In exchange for the Deerfield Optional Conversion Feature*	—	26,439,015
Possible future issuances under the equity line of credit	—	9,553,046
Possible future issuances under equity incentive plans	803,698	84,616
Total common shares reserved for future issuance	20,562,937	48,267,688

* Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature

Common Stock Activity

The following table summarizes common stock activity for the nine
months ended
September 30, 2020
:

Shares of Common Stock
Balance as of December 31, 2019	36,350,785
Common stock issued under equity line of credit	4,308,637
Restricted stock vested during the period	60,922
Common stock issued as compensation to third-parties	39,767
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	16,000,000
Balance as of March 31, 2020	56,760,111
Common stock issued under equity line of credit	4,959,545
Restricted stock vested during the period	64,277
Common stock issued as compensation to third-parties	189,980
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	5,250,000
Balance as of June 30, 2020	67,223,913
Restricted stock vested during the period	22,180
Common stock issued as compensation to third-parties	74,726
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	5,189,015
Common stock issued as a result of stock option exercise	4,470
Balance as of September 30, 2020	72,514,304

Warrants

On
June 2, 2014,
pursuant to the terms of the Deerfield Facility Agreement, the Company issued the Deerfield Warrant to purchase
14,423,076
shares of Series D Preferred (Note E). The Company recorded the fair value of the Deerfield Warrant as a debt discount and a warrant liability. The Deerfield Warrant, if unexercised, expires on the earlier of
June 2, 2024,
or upon a liquidation event. Upon completion of the Company's initial public offering (the "IPO"), the Deerfield Warrant automatically converted into a warrant to purchase
1,923,077
shares of the Company's common stock at an exercise price of
$5.85
per share. The Company is amortizing the debt discount over the term of the Deerfield Convertible Note and the expense is recorded as interest expense related to amortization of debt issuance costs and discount in the unaudited condensed statements of operations.

The Company determined that the Deerfield Warrant should be recorded as a liability and stated at fair value at each reporting period upon inception. As stated above, upon completion of the IPO, the Deerfield Warrant automatically converted into warrants to purchase the Company's common stock. The Deerfield Warrant remains classified as a liability and is recorded at fair value at each reporting period since it can be settled in cash. Changes to the fair value of the warrant liability are recorded through the unaudited condensed statements of operations as a fair value adjustment (Note H).

In connection with a Collaboration and License Agreement (the “APADAZ License Agreement”) with KVK Tech, Inc. (“KVK”), in
October 2018,
the Company issued to KVK a warrant to purchase up to
500,000
shares of common stock of the Company at an exercise price of
$2.30
per share, which reflected the closing price of the Company's common stock on the Nasdaq Global Market on the execution date of the APADAZ License Agreement (the “KVK Warrant”). The KVK Warrant is initially not
exercisable for any shares of common stock. Upon the achievement of each of four
specified milestones under the KVK Warrant, the KVK Warrant will become exercisable for an additional
125,000
shares, up to an aggregate of
500,000
shares of the Company's common stock. The exercise price and the number and type of shares underlying the KVK Warrant are subject to adjustment in the event of specified events, including a reclassification of the Company's common stock, a subdivision or combination of the Company's common stock, or in the event of specified dividend payments. The KVK Warrant is exercisable until
October 24, 2023.
Upon exercise, the aggregate exercise price
may
be paid, at KVK's election, in cash or on a net issuance basis, based upon the fair market value of the Company's common stock at the time of exercise.

The Company determined that, since KVK qualifies as a customer under ASC
606,
the KVK Warrant should be recorded as a contract asset and recognized as contra-revenue as the Company recognizes revenue from the APADAZ License Agreement. In addition, the Company determined that the KVK Warrant qualifies as a derivative under ASC
815
and should be recorded as a liability and stated at fair value each reporting period. The Company calculates the fair value of the KVK Warrant using a probability-weighted Black-Scholes option pricing model. Changes in fair value resulting from changes in the inputs to the Black Scholes model are accounted for as changes in the fair value of the derivative under ASC
815
and are recorded as fair value adjustment related to derivative and warrant liability in the statements of operations. Changes in the number of shares that are expected to be issued are treated as changes in variable consideration under ASC
606
and are recorded as a change in contract asset in the balance sheets.

K.	Common Stock and Warrants

Authorized, Issued, and Outstanding Common Shares

As of
December 31, 2019
and
2018
, the Company had
authorized shares of common stock of
250,000,000
shares. Of the authorized shares,
36,350,785
and
26,455,352
shares of common stock were issued and outstanding as of
December 31, 2019
and
2018
, respectively.

As of
December 31, 2019
and
2018
, the Company had reserved authorized shares of common stock for future issuance as follows:

	December 31,
	2019	2018
Conversion of Deerfield Convertible Note	1,213,606	1,167,607
Conversion of 2021 Notes	175,336	4,481,182
Conversion of 2019 Notes not subject to the Deerfield Optional Conversion Feature	3,186,770	-
Outstanding awards under equity incentive plans	5,192,222	3,704,755
Outstanding common stock warrants	2,423,077	2,527,763
Conversion of Series A Preferred Stock	-	1,112,334
In exchange for the Deerfield Optional Conversion Feature*	26,439,015	-
Possible future issuances under the Prior Purchase Agreement	9,553,046	-
Possible future issuances under equity incentive plans	84,616	648,272
Total common shares reserved for future issuance	48,267,688	13,641,913

Common Stock Activity

The following table summarizes common stock activity for the years ended
December 31, 2019
and
2018
:

Shares of
Common Stock
Balance as of January 1, 2018	14,657,430
Common stock sold under First ATM Agreement	762,338
Common stock issued as a result of Deerfield Convertible Note principal and interest conversion	598,568
Common stock options exercised	23,682
Common stock sold under underwritten public offering	8,333,334
Common stock issued as a result of Series A Preferred Stock conversion	2,080,000
Balance as of December 31, 2018	26,455,352
Common stock issued under the Prior Purchase Agreement	3,521,471
Restricted stock vested during the period	101,739
Common stock issued as a result of 2021 Notes principal conversion	1,499,894
Common stock issued as a result of Series B-1 Preferred Stock conversion	1,659,996
Common stock issued as a result of Series A Preferred Stock conversion	1,112,333
Common stock issued as a result of Deerfield Optional Conversion Feature conversion	2,000,000
Balance as of December 31, 2019	36,350,785

In
September 2018,
the Company terminated the First ATM Agreement with Cowen. Prior to termination of the First ATM Agreement, the Company sold an aggregate of
762,338
shares of common stock under the First ATM Agreement resulting in gross proceeds to the Company of
$4.9
 million. As of
December 31, 2019,
the Company has
not
sold any shares of common stock under the Second ATM Agreement. Refer to Note A for a further discussion of the First and Second ATM Agreements.

In
October
2018,
the Company entered into an underwriting agreement with RBCCM pursuant to which the Company issued and sold
8,333,334
shares of common stock of the Company in an underwritten public offering pursuant to the Company's registration statement on Form S-
3.
Refer to Note A for a further discussion of the underwritten public offering.

Also in
October
2018,
the Company entered into the
October 2018
Exchange Agreement pursuant to which the Company issued to the Holders
9,577
shares of Series A Preferred Stock. As of
December 31, 2019,
9,577
shares of Series A Preferred Stock have been converted into
3,192,333
shares of common stock. Refer to Note G for a further discussion of the
October 2018
Exchange Agreement.

On
September 3,
2019,
the Company entered into the
September 2019
Exchange Agreement pursuant to which the Company issued to the Holders
1,499,894
shares of common stock and
1,576
shares of Series B-
1
 Preferred Stock. As of
December 31, 2019,
1,576
shares of Series B-
1
 Preferred Stock have been converted into
1,659,966
shares of common stock. Refer to Note G for a further discussion of the
September 2019
Exchange Agreement.

Warrants

During
2013,
the Company issued
$3.8
million of convertible notes and the warrants (the
“2013
Warrants”) to purchase
1,079,453
shares of equity securities in a future financing meeting specified requirements (a “Qualified Financing”). The
2013
Warrants allow the holders to purchase shares of the same class and series of equity securities issued in the Qualified Financing for an exercise price equal to the per share price paid by the purchasers of such equity securities in the Qualified Financing. When the Company entered into the Deerfield Facility Agreement, the
2013
Warrants became warrants to purchase
1,079,453
shares of Series D Preferred. Upon completion of the IPO, the
2013
Warrants automatically converted into warrants to purchase
143,466
shares of the Company’s common stock at an exercise price of
$5.85
per share. The
2013
Warrants expired on
June 2, 2019.

On
June 2, 2014,
pursuant to the terms of the Deerfield Facility Agreement, the Company issued the Deerfield Warrant to purchase
14,423,076
shares of Series D Preferred (Note G). The Company recorded the fair value of the Deerfield Warrant as a debt discount and a warrant liability. The Deerfield Warrant, if unexercised, expires on the earlier of
June 2, 2024,
or upon a liquidation event. Upon completion of the IPO, the Deerfield Warrant automatically converted into a warrant to purchase
1,923,077
shares of the Company’s common stock at an exercise price of
$5.85
per share. The Company is amortizing the debt discount over the term of the Deerfield Convertible Note and the expense is recorded as interest expense related to amortization of debt issuance costs and discount in the condensed statements of operations.

The Company determined that the
2013
Warrants and Deerfield Warrant should be recorded as a liability and stated at fair value at each reporting period upon inception. As stated above, upon completion of the IPO, the
2013
Warrants and the Deerfield Warrant automatically converted into warrants to purchase the Company’s common stock. The Company marked the
2013
Warrants to fair value and reclassified them to equity upon closing of the IPO. The Deerfield Warrant remains classified as a liability and is recorded at fair value at each reporting period since it can be settled in cash. Changes to the fair value of the warrant liability are recorded through the condensed statements of operations as a fair value adjustment (Note M).

In connection with a Collaboration and License Agreement (the “APADAZ License Agreement”) with KVK Tech, Inc. (“KVK”), in
October 2018,
the Company issued to KVK a warrant to purchase up to
500,000
shares of common stock of the Company at an exercise price of
$2.30
per share, which reflected the closing price of the Company’s common stock on the Nasdaq Global Market on the execution date of the APADAZ License Agreement (the “KVK Warrant”). The KVK Warrant is initially not
exercisable for any shares of common stock. Upon the achievement of each of four
specified milestones under the KVK Warrant, the KVK Warrant will become exercisable for an additional
125,000
shares, up to an aggregate of
500,000
shares of the Company’s common stock. The exercise price and the number and type of shares underlying the KVK Warrant are subject to adjustment in the event of specified events, including a reclassification of the Company’s common stock, a subdivision or combination of the Company’s common stock, or in the event of specified dividend payments. The KVK Warrant is exercisable until
October 24, 2023.
Upon exercise, the aggregate exercise price
may
be paid, at KVK’s election, in cash or on a net issuance basis, based upon the fair market value of the Company’s common stock at the time of exercise.

The Company determined that, since KVK qualifies as a customer under ASC
606,
the KVK Warrant should be recorded as a contract asset and recognized as contra-revenue as the Company recognizes revenue from the APADAZ License Agreement. In addition, the Company determined that the KVK Warrant qualifies as a derivative under ASC
815
and should be recorded as a liability and stated at fair value each reporting period. The Company calculates the fair value of the KVK Warrant using a probability-weighted Black-Scholes option pricing model. Changes in fair value resulting from changes in the inputs to the Black Scholes model are accounted for as changes in the fair value of the derivative under ASC
815
and are recorded as fair value adjustment related to derivative and warrant liability in the statements of operations. Changes in the number of shares that are expected to be issued are treated as changes in variable consideration under ASC
606
and are recorded as a change in contract asset in the balance sheets.